Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Loans and Leases Receivable, Impaired, Description	Loans are considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments.When a loan is placed on nonaccrual status, it is also considered to be impaired.Loans are placed on nonaccrual status when: (1) the full collection of interest or principal becomes uncertain; or (2) they are contractually past due 90 days or more as to interest or principal payments unless they are both well secured and in the process of collection.	Loans are considered to be impaired when, based on current information and events, it is determined that the Company will not be able to collect all amounts due according to the loan contract, including scheduled interest payments.When a loan is placed on nonaccrual status, it is also considered to be impaired.Loans are placed on nonaccrual status when: (1) the full collection of interest or principal becomes uncertain; or (2) they are contractually past due 90 days or more as to interest or principal payments unless the loans are both well secured and in the process of collection.
Financing Receivable, Modifications, Number of Contracts	8
Financing Receivable, Modifications, Recorded Investment (in Dollars)	$ 4,248,442
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans (in Dollars)		$ 362,399	$ 337,158
Financing Receivable, Modifications, Nature and Extent of Transaction		If the Bank determines that a borrower has suffered deterioration in their financial condition, a restructuring of the loan terms may occur.Such loan restructurings may include, but are not limited to, reductions in principal or interest, reductions in interest rates, and extensions of the maturity date.When modifications are implemented, such loans meet the definition of a troubled debt restructuring.Most of the modifications employed by the Bank during 2012 and 2011 have resulted in lower amortization payments for a limited time period without any reduction in the interest rate.The lower payments are determined by an analysis of the borrower's cash flow ability to meet the modified terms while anticipating an improved financial condition to enable a resumption of the original payment terms.